Foreign Subsidiary	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Foreign Subsidiary Abstract
FOREIGN SUBSIDIARY
10.	FOREIGN SUBSIDIARY

On January 22, 2020 the Company entered into a strategic partnership with Permionics Separations Solutions, Inc., a unit of India’s Permionics Group (“Permionics”) for the Asia-Pacific Region. This strategic partnership assists the Company with overcoming the typical hurdles in commercializing a technology overseas with engineering support, developing customer proposals, infrastructure to handle logistics and purchasing, inventory and shipping from and into foreign countries, customer training, startup assistance and service.

The Company believes that Permionics is best suited to accomplish all of the above for its customers in the Asia-Pacific countries and as a result, has terminated all activities of its fully owned subsidiary, OriginClear Technologies Limited, in Hong Kong, China, working instead with Permionics when applicable.

11.	FOREIGN SUBSIDIARY

On January 22, 2020 the Company entered into a strategic partnership with Permionics Separations Solutions, Inc., a unit of India’s Permionics Group (“Permionics”) for the Asia-Pacific Region. This strategic partnership assists the Company with overcoming the typical hurdles in commercializing a technology overseas with engineering support, developing customer proposals, infrastructure to handle logistics and purchasing, inventory and shipping from and into foreign countries, customer training, startup assistance and service.

The Company believes that Permionics is best suited to accomplish all of the above for its customers in the Asia-Pacific countries and as a result, has terminated all activities of its fully owned subsidiary, OriginClear Technologies Limited, in Hong Kong, China, working instead with Permionics when applicable.